Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 07, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A